Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Offsetting (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Deferred Tax Offsetting [Abstract]
Deferred tax asset	$ 43,117	RM 175,810	RM 175,810